SUBSEQUENT EVENTS - Convertible Note Financing (Details) - USD ($)	Oct. 08, 2025	Feb. 09, 2024	Sep. 30, 2025	Sep. 19, 2025	Jun. 30, 2025	Jan. 07, 2025	Dec. 31, 2024	Feb. 24, 2024
Funicular Note
SUBSEQUENT EVENTS
Aggregate principal amount		$ 6,000,000			$ 9,422,271	$ 6,000,000	$ 9,357,195	$ 6,000,000
Purchase price of notes		$ 6,000,000
Interest rate (in percent)		12.50%				12.50%
Interest rate in the event of default (in percent)		20.00%				20.00%
Conversion price (in dollars per share)			$ 0.15
Subsequent Event
SUBSEQUENT EVENTS
Aggregate principal amount	$ 10,097,782
Subsequent Event | Funicular Note
SUBSEQUENT EVENTS
Aggregate principal amount	6,000,000
Principal balance	97,782
Conversion price (in dollars per share)				$ 0.15
Subsequent Event | Restated note
SUBSEQUENT EVENTS
Aggregate principal amount	10,097,782
Purchase price of notes	$ 10,000,000
Interest rate (in percent)	11.00%
Interest rate in the event of default (in percent)	14.00%
Conversion price (in dollars per share)	$ 0.75